Property and equipment, net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 50,319	¥ 52,622	¥ 50,868
Certificates of Deposit, at Carrying Value		24,218	25,604
Buildings with carrying value	¥ 56,573	¥ 60